10. Advance to suppliers and third parties (Tables)	12 Months Ended
Dec. 31, 2020
Advance to Suppliers and Third Parties [abstract]
Schedule of advance to suppliers and third parties
	2020	2019

Advance to domestic suppliers	290,664	95,596
Advances to international suppliers	68,873	25,316
Advance for materials and repairs	48,933	48,930
Other advances	-	20,883
Total advances to suppliers	408,470	190,725

Current	318,769	142,338
Non-current	89,701	48,387